Bank Indebtedness - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Description of interest rate	Advances under the $40 million facility are available at the bank’s prime lending rate, U.S. base rate, U.S. SOFR rate plus applicable margin, or applicable margin for Banker’s Acceptances, or in combination, and under the US$15 million facility at the bank’s prime lending rate.
40.0 Million Secured Operating Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity	$ 40,000,000		$ 40,000,000
Line of credit outstanding	0		0
Letters of credit outstanding	9,000,000		20,000,000
15.0 Million Secured Operating Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity		$ 15		$ 15
Line of credit outstanding	0		0
40.0 Million Operating Facilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Line of credit borrowing capacity		40		40
Line of credit outstanding	$ 0		$ 0
Letters of credit outstanding		$ 23		$ 28